Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
October 31, 2025
BCV-NPRT1-1225
1.809087.122
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 2.5%
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard Inc	138,201	7,023,612
Materials - 1.3%
Chemicals - 1.3%
Nutrien Ltd (United States)	139,876	7,616,248
TOTAL CANADA		14,639,860
UNITED KINGDOM - 5.9%
Health Care - 3.4%
Pharmaceuticals - 3.4%
Astrazeneca PLC ADR	243,610	20,073,464
Utilities - 2.5%
Multi-Utilities - 2.5%
National Grid PLC	981,593	14,718,116
TOTAL UNITED KINGDOM		34,791,580
UNITED STATES - 90.2%
Communication Services - 10.2%
Entertainment - 1.9%
Walt Disney Co/The	100,411	11,308,287
Interactive Media & Services - 7.4%
Alphabet Inc Class A	120,386	33,851,340
Alphabet Inc Class C	34,900	9,835,518
		43,686,858
Media - 0.9%
Comcast Corp Class A	191,913	5,341,898
TOTAL COMMUNICATION SERVICES		60,337,043

Consumer Discretionary - 8.8%
Broadline Retail - 2.3%
Amazon.com Inc (a)	56,500	13,798,430
Diversified Consumer Services - 2.6%
H&R Block Inc	308,289	15,334,295
Household Durables - 2.5%
Lennar Corp Class A	68,725	8,506,093
Mohawk Industries Inc (a)	55,000	6,250,200
		14,756,293
Specialty Retail - 1.4%
Lowe's Cos Inc	34,064	8,111,660
TOTAL CONSUMER DISCRETIONARY		52,000,678

Consumer Staples - 6.2%
Beverages - 3.6%
Keurig Dr Pepper Inc	790,492	21,469,763
Consumer Staples Distribution & Retail - 0.9%
Kroger Co/The	85,700	5,453,091
Food Products - 1.7%
Mondelez International Inc	170,007	9,768,602
TOTAL CONSUMER STAPLES		36,691,456

Energy - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Exxon Mobil Corp	265,701	30,385,567
Shell PLC ADR	323,123	24,208,375
		54,593,942
Financials - 25.2%
Banks - 15.4%
Bank of America Corp	520,188	27,804,050
PNC Financial Services Group Inc/The	112,988	20,625,959
US Bancorp	369,046	17,227,067
Wells Fargo & Co	284,358	24,730,615
		90,387,691
Capital Markets - 1.3%
Bank of New York Mellon Corp/The	68,319	7,373,669
Consumer Finance - 1.8%
Capital One Financial Corp	48,600	10,691,514
Insurance - 6.7%
Chubb Ltd	65,704	18,196,066
Travelers Companies Inc/The	77,981	20,947,256
		39,143,322
TOTAL FINANCIALS		147,596,196

Health Care - 5.1%
Health Care Providers & Services - 2.9%
Cigna Group/The	70,003	17,109,434
Pharmaceuticals - 2.2%
Merck & Co Inc	152,083	13,076,096
TOTAL HEALTH CARE		30,185,530

Industrials - 14.3%
Air Freight & Logistics - 3.4%
FedEx Corp	60,800	15,432,256
United Parcel Service Inc Class B	47,400	4,570,308
		20,002,564
Electrical Equipment - 1.6%
Regal Rexnord Corp (b)	64,879	9,140,802
Ground Transportation - 1.6%
Knight-Swift Transportation Holdings Inc	205,300	9,263,136
Machinery - 4.4%
Deere & Co	43,287	19,982,578
Dover Corp	33,954	6,161,293
		26,143,871
Trading Companies & Distributors - 3.3%
Ferguson Enterprises Inc	79,150	19,668,775
TOTAL INDUSTRIALS		84,219,148

Information Technology - 7.6%
IT Services - 0.5%
Accenture PLC Class A	12,100	3,026,210
Semiconductors & Semiconductor Equipment - 1.9%
Micron Technology Inc	50,700	11,345,139
Software - 5.2%
Gen Digital Inc	775,303	20,436,987
Salesforce Inc	37,732	9,825,790
		30,262,777
TOTAL INFORMATION TECHNOLOGY		44,634,126

Materials - 3.5%
Chemicals - 1.4%
Mosaic Co/The	303,700	8,336,565
Construction Materials - 2.1%
CRH PLC	105,022	12,508,120
TOTAL MATERIALS		20,844,685

TOTAL UNITED STATES		531,102,804
TOTAL COMMON STOCKS (Cost $447,149,979)		580,534,244

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	8,468,204	8,469,897
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	636,336	636,400
TOTAL MONEY MARKET FUNDS (Cost $9,106,297)			9,106,297

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $456,256,276)	589,640,541
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(468,175)
NET ASSETS - 100.0%	589,172,366

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,475,630	16,048,464	30,054,281	93,658	84	-	8,469,897	8,468,204	0.0%
Fidelity Securities Lending Cash Central Fund	3,310,875	18,548,484	21,222,959	792	-	-	636,400	636,336	0.0%
Total	25,786,505	34,596,948	51,277,240	94,450	84	-	9,106,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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